STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

December 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.7%
Automobiles & Components - .5%
Gentherm, Inc.	16,721	[a]	875,512
Banks - 13.5%
Capstar Financial Holdings, Inc.	23,546		441,252
Central Pacific Financial Corp.	25,837		508,472
Columbia Banking System, Inc.	112,538		3,002,514
CVB Financial Corp.	25,446		513,755
First Bancorp/NC	17,034		630,428
First Hawaiian, Inc.	9,518		217,581
Heritage Commerce Corp.	67,058		665,215
Heritage Financial Corp.	47,534		1,016,752
National Bank Holdings Corp., Cl. A	40,829		1,518,431
Seacoast Banking Corp. of Florida	72,290		2,057,373
SouthState Corp.	19,305		1,630,307
Texas Capital Bancshares, Inc.	45,297	[a]	2,927,545
UMB Financial Corp.	38,192		3,190,942
United Community Banks, Inc.	70,022		2,048,844
Webster Financial Corp.	53,231		2,702,006
			23,071,417
Capital Goods - 11.7%
AeroVironment, Inc.	9,317	[a]	1,174,315
Astec Industries, Inc.	16,751		623,137
Boise Cascade Co.	7,025		908,754
BWX Technologies, Inc.	35,331		2,710,948
Dycom Industries, Inc.	7,432	[a]	855,349
EMCOR Group, Inc.	8,368		1,802,718
Enerpac Tool Group Corp.	5,705		177,368
EnerSys	6,095		615,351
EnPro, Inc.	6,570		1,029,782
Flowserve Corp.	41,374		1,705,436
Fluor Corp.	46,991	[a]	1,840,637
GrafTech International Ltd.	150,689	[a]	330,009
Granite Construction, Inc.	25,853		1,314,884
Kratos Defense & Security Solutions, Inc.	43,957	[a]	891,888
Matrix Service Co.	65,889	[a]	644,394
MDU Resources Group, Inc.	41,624		824,155
MSC Industrial Direct Co., Inc., Cl. A	11,271		1,141,301
Proto Labs, Inc.	17,721	[a]	690,410
The AZEK Company, Inc.	17,610	[a]	673,583
			19,954,419

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Commercial & Professional Services - 3.4%
CSG Systems International, Inc.	29,692		1,579,911
KBR, Inc.	43,226		2,395,153
Korn Ferry	30,799		1,827,921
			5,802,985
Consumer Discretionary Distribution & Retail - 3.4%
American Eagle Outfitters, Inc.	94,757		2,005,058
Arhaus, Inc.	39,075	[a]	463,039
Citi Trends, Inc.	38,143	[a]	1,078,684
Designer Brands, Inc., Cl. A	68,847	[b]	609,296
Urban Outfitters, Inc.	44,798	[a]	1,598,841
			5,754,918
Consumer Durables & Apparel - 3.2%
Capri Holdings Ltd.	25,896	[a]	1,301,015
Carter's, Inc.	16,232		1,215,614
GoPro, Inc., Cl. A	151,803	[a]	526,756
Levi Strauss & Co., Cl. A	27,303		451,592
Meritage Homes Corp.	5,036		877,271
The Lovesac Company	8,934	[a]	228,264
Toll Brothers, Inc.	7,639		785,213
			5,385,725
Consumer Services - 1.5%
Chuy's Holdings, Inc.	15,220	[a]	581,861
Genius Sports Ltd.	326,329	[a]	2,016,713
			2,598,574
Energy - 8.6%
Antero Resources Corp.	53,537	[a]	1,214,219
Cactus, Inc., Cl. A	21,231		963,887
California Resources Corp.	24,271		1,327,138
ChampionX Corp.	31,707		926,161
Chesapeake Energy Corp.	31,701	[b]	2,439,075
Comstock Resources, Inc.	31,469	[b]	278,501
Dril-Quip, Inc.	42,051	[a]	978,527
Frontline PLC	25,221	[b]	505,681
Liberty Energy, Inc.	19,626		356,016
Northern Oil & Gas, Inc.	57,633		2,136,455
PBF Energy, Inc., Cl. A	37,266		1,638,213
Viper Energy, Inc.	61,895		1,942,265
			14,706,138
Equity Real Estate Investment Trusts - 6.6%
Agree Realty Corp.	28,306	[c]	1,781,863
CareTrust REIT, Inc.	40,957	[c]	916,618
EPR Properties	16,380	[c]	793,611
Equity Commonwealth	41,973	[a,c]	805,882
Highwoods Properties, Inc.	41,383	[c]	950,154

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Equity Real Estate Investment Trusts - 6.6% (continued)
Pebblebrook Hotel Trust	24,091	[c]	384,974
Physicians Realty Trust	127,341	[c]	1,694,909
Potlatchdeltic Corp.	29,945	[c]	1,470,299
STAG Industrial, Inc.	38,007	[c]	1,492,155
Urban Edge Properties	52,025	[c]	952,058
			11,242,523
Financial Services - 7.8%
Bread Financial Holdings, Inc.	40,606		1,337,562
Cannae Holdings, Inc.	68,882	[a]	1,343,888
Cohen & Steers, Inc.	7,971		603,644
Essent Group Ltd.	54,614		2,880,342
Federated Hermes, Inc.	38,797		1,313,666
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,595	[b,c]	319,790
PRA Group, Inc.	60,141	[a]	1,575,694
PROG Holdings, Inc.	45,682	[a]	1,412,031
Repay Holdings Corp.	42,343	[a]	361,609
StepStone Group, Inc., Cl. A	42,668		1,358,122
WisdomTree, Inc.	121,422		841,454
			13,347,802
Food, Beverage & Tobacco - 1.3%
Fresh Del Monte Produce, Inc.	52,917		1,389,071
The Boston Beer Company, Inc., Cl. A	2,653	[a]	916,850
			2,305,921
Health Care Equipment & Services - 7.9%
Acadia Healthcare Co., Inc.	21,918	[a]	1,704,344
Embecta Corp.	50,576		957,404
Encompass Health Corp.	44,393		2,961,901
Evolent Health, Inc., Cl. A	50,956	[a]	1,683,077
Globus Medical, Inc., Cl. A	30,754	[a]	1,638,881
Health Catalyst, Inc.	118,444	[a]	1,096,791
Merit Medical Systems, Inc.	12,935	[a]	982,543
Omnicell, Inc.	39,861	[a]	1,499,969
R1 RCM, Inc.	87,906	[a]	929,166
			13,454,076
Insurance - 1.4%
Selective Insurance Group, Inc.	23,200		2,307,936
Materials - 8.1%
Alamos Gold, Inc., Cl. A	134,484		1,811,499
Carpenter Technology Corp.	21,484		1,521,067
Constellium SE	62,368	[a]	1,244,865
Hecla Mining Co.	261,706		1,258,806
Knife River Corp.	22,032	[a]	1,458,078
Materion Corp.	16,982		2,209,868

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Materials - 8.1% (continued)
MP Materials Corp.	67,043	[a,b]	1,330,804
Royal Gold, Inc.	3,759		454,689
Schnitzer Steel Industries, Inc., Cl. A	40,712		1,227,874
The Chemours Company	41,152		1,297,934
			13,815,484
Media & Entertainment - 5.3%
John Wiley & Sons, Inc., Cl. A	25,890		821,749
Lions Gate Entertainment Corp., Cl. A	117,570	[a]	1,281,513
Lions Gate Entertainment Corp., Cl. B	127,809	[a]	1,302,374
Scholastic Corp.	24,097		908,457
Shutterstock, Inc.	35,772		1,727,072
TEGNA, Inc.	110,195		1,685,983
Ziff Davis, Inc.	20,207	[a]	1,357,708
			9,084,856
Pharmaceuticals, Biotechnology & Life Sciences - .5%
Alkermes PLC	31,347	[a]	869,566
Real Estate Management & Development - .8%
Newmark Group, Inc., Cl. A	120,381		1,319,376
Semiconductors & Semiconductor Equipment - 2.3%
MaxLinear, Inc.	43,925	[a]	1,044,097
MKS Instruments, Inc.	18,685		1,922,126
Synaptics, Inc.	8,621	[a]	983,484
			3,949,707
Software & Services - 1.3%
Progress Software Corp.	18,419		1,000,152
Zuora, Inc., Cl. A	125,067	[a]	1,175,630
			2,175,782
Technology Hardware & Equipment - 4.4%
Belden, Inc.	13,649		1,054,385
Corsair Gaming, Inc.	45,983	[a]	648,360
Knowles Corp.	70,155	[a]	1,256,476
Lumentum Holdings, Inc.	24,133	[a,b]	1,265,052
nLight, Inc.	122,571	[a]	1,654,708
Plexus Corp.	5,256	[a]	568,331
Viavi Solutions, Inc.	113,075	[a]	1,138,665
			7,585,977
Transportation - 1.4%
Alaska Air Group, Inc.	20,358	[a]	795,387
SkyWest, Inc.	10,384	[a]	542,045
Werner Enterprises, Inc.	26,360		1,116,873
			2,454,305
Utilities - 3.8%
Chesapeake Utilities Corp.	11,789		1,245,272
NorthWestern Energy Group, Inc.	30,366		1,545,326

Description		Shares		Value ($)
Common Stocks - 98.7% (continued)
Utilities - 3.8% (continued)
PNM Resources, Inc.		18,850		784,160
Portland General Electric Co.		39,202		1,699,015
Southwest Gas Holdings, Inc.		19,640		1,244,194
				6,517,967
Total Common Stocks (cost $143,641,122)				168,580,966
	1-Day Yield (%)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,277,570)	5.43	2,277,570	[d]	2,277,570

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,421,683)	5.43	1,421,683	[d]	1,421,683
Total Investments (cost $147,340,375)		100.8%		172,280,219
Liabilities, Less Cash and Receivables		(.8%)		(1,373,635)
Net Assets		100.0%		170,906,584

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2023, the value of the fund’s securities on loan was $6,393,240 and the value of the collateral was $6,635,855, consisting of cash collateral of $1,421,683 and U.S. Government & Agency securities valued at $5,214,172. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of December 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	168,580,966	-	-	168,580,966
Investment Companies	3,699,253	-	-	3,699,253

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2023, accumulated net unrealized appreciation on investments was $24,939,844, consisting of $36,616,628 gross unrealized appreciation and $11,676,784 gross unrealized depreciation.

At December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.